Offerings - Offering: 1	Sep. 11, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 172,030,018.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,337.80
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $26,337.80 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Private Assets Fund (File No. 005-92409) on May 2, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.